Loans payable (Disclosure of detailed information about Executive loans) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Unrealized foreign exchange	$ 333,153	$ 15,966
Executive Loans [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance	87,186	152,640
Addition loan	0	178,937
Net repayments	(119,281)	(244,391)
Unrealized foreign exchange	32,095	0
Principal ending balance	$ 0	$ 87,186